Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Profit after tax from continuing operations	£ 2,183	£ 1,304	[1]	£ 1,030	[2]
Profit after tax from discontinued operations	171	337	[1]	235	[2]
Other comprehensive income from continuing operations
Remeasurement gains/(losses) on pension assets and post-retirement benefit obligations	2,172	1,658	[1]	(782)	[1]
Net gains/(losses) on equity instruments designated at fair value through other comprehensive income	12	46	[1]	(9)	[1]
Net losses in respect of cash flow hedging of capital expenditure	(1)	(12)	[1]	(17)	[1]
Tax on items that will never be reclassified to profit or loss	(496)	(472)	[1]	232	[1]
Total items from continuing operations that will never be reclassified to profit or loss	1,687	1,220	[1]	(576)	[1]
Items from continuing operations that may be reclassified subsequently to profit or loss:
Retranslation of net assets offset by net investment hedge	630	(1,347)	[1]	561	[1]
Net (losses)/gains in respect of cash flow hedges	(57)	67	[1]	(121)	[1]
Net gains/(losses) in respect of cost of hedging	1	20	[1]	(80)	[1]
Net (losses)/gains on investment in debt instruments measured at fair value through other comprehensive income	(11)	80	[1]	(15)	[1]
Share of other comprehensive income/(losses) of associates, net of tax	1	1	[1]	(5)	[1]
Tax on items that may be reclassified subsequently to profit or loss	15	(8)	[1]	33	[1]
Total items from continuing operations that may be reclassified subsequently to profit or loss	579	(1,187)	[1]	373	[1]
Other comprehensive income/(loss) for the year, net of tax from continuing operations	2,266	33	[1]	(203)	[1]
Other comprehensive income/(loss) for the year, net of tax from discontinued operations	211	(216)	[1]	38	[1]
Other comprehensive income/(loss) for the year, net of tax	2,477	(183)	[1]	(165)	[1]
Total comprehensive income for the year from continuing operations	4,449	1,337	[1]	827	[1]
Total comprehensive income for the year from discontinued operations	382	121	[1]	273	[1]
Total comprehensive income/(loss) for the year	4,831	1,458	[1]	1,100	[1]
Attributable to:
Equity shareholders of the parent	4,447	1,338	[1]	825	[1]
Non-controlling interests	2	(1)	[1]	2	[1]
From discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Profit after tax from discontinued operations	171	337		235
Other comprehensive income from continuing operations
Remeasurement gains/(losses) on pension assets and post-retirement benefit obligations	309	(250)		58
Net losses in respect of cash flow hedging of capital expenditure	0	(2)		0
Tax on items that will never be reclassified to profit or loss	(94)	50		(20)
Total items from continuing operations that will never be reclassified to profit or loss	214	(213)		35
Items from continuing operations that may be reclassified subsequently to profit or loss:
Net (losses)/gains in respect of cash flow hedges	1	3		(1)
Net gains/(losses) in respect of cost of hedging	(4)	(6)		2
Tax on items that may be reclassified subsequently to profit or loss	0	0		2
Total items from continuing operations that may be reclassified subsequently to profit or loss	(3)	(3)		3
Other comprehensive income/(loss) for the year, net of tax	211	(216)		38
Total comprehensive income/(loss) for the year	382	121		273
Attributable to:
Equity shareholders of the parent	382	121	[1]	273	[1]
Aggregate continuing and discontinued operations
Items from continuing operations that may be reclassified subsequently to profit or loss:
Total comprehensive income/(loss) for the year	4,831	1,458		1,100
Attributable to:
Equity shareholders of the parent	£ 4,829	£ 1,459	[1]	£ 1,098	[1]

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.